UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04704

Sims Total Return Fund, Inc.
 (Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

David C. Sims, President
Sims Capital Management LLC
225 East Mason Street, Suite 802
Milwaukee, WI, 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record

PROXY VOTING RECORD

Name of Fund:	Sims Total Return Fund
Period:	July 1, 2016 - June 30, 2017

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

Abbott Laboratories	4/28/2017	7,000	002824100	ABT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 11 Nominees		Issuer

For	For	2. Proposal to reappoint Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year 2017.		Issuer

Against	For	3. Proposal on advisory vote to approve executive compensation		Issuer

1-year	1-year	4. Proposal on frequency to conduct an advisory vote to approve executive compensation		Issuer

Against	For	5. Proposal to approve the 2017 Incentive Stock Program		Issuer

Against	For	6. Proposal to approve the 2017 Employee Stock Purchase Plan for non-US employees		Issuer

For	Against	7. Proposal for an Independent Board Chairman.		Shareholder

Cisco Systems, Inc.	12/12/2016	5,000	17275R102	CSCO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 11 Nominees		Issuer

Against	For	2. Proposal on advisory vote to approve executive compensation		Issuer

For	For	3. Proposal to reappoint PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year 2017.		Issuer

Against	Against	4. Proposal on a report relating to the Company's lobbying policies.		Shareholder

Against	Against	5. Proposal on report disclosing Arab and non-Arab employees in Israel-Palestine.		Shareholder

Against	Against	6. Proposal to request the Board form a committee to resassess the Company's actions with respect to Israel's Settlements.		Shareholder

Crossroads Capital, Inc.	6/2/2017	187,672	227656105	XRDC

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. Proposal to withdraw BDC election.		Issuer

For	For	2. Proposal to approve adjournments to the special meeting.		Issuer

For	For	3. Proposal to authorize a Plan of Liquidation.		Issuer

Crossroads Capital, Inc.	6/2/2017	187,672	227656105	XRDC

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 3 Nominees		Issuer

For	For	2. Proposal to reappoint Tait, Weller & Baker, LLP as the independent registered public accounting firm for the Company for the fiscal year 2017.		Issuer

eBay, Inc.	3/20/2017	15,000	278642103	EBAY

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 12 Nominees		Issuer

Against	For	2. Proposal for advisory vote for executive compensation.		Issuer

1-year	1-year	3. Proposal for the frequency of the executive compensation vote.		Issuer

For	For	4. Proposal to ratify the appointment of auditors.		Issuer

Against	Against	5. Proposal by stockholder regarding right to act by written consent.		Shareholder

Franklin Resources	2/15/2017	13,000	354613101	BEN

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 10 Nominees		Issuer

Against	For	2. Proposal for advisory vote for executive compensation.		Issuer

1-year	3-year	3. Proposal for the frequency of the executive compensation vote.		Issuer

For	For	4. Proposal to ratify the appointment of auditors.		Issuer

Against	Against	5. Proposal by stockholder for a report on climate change		Shareholder

Against	Against	6. Proposal by stockholder for a report on executive pay.		Shareholder

General Electric	2/15/2017	11,000	369604103	GE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
Unvoted	For	1. DIRECTORS / All 18 Nominees		Issuer

Unvoted	For	2. Proposal for advisory vote for executive compensation.		Issuer

Unvoted	1-year	3. Proposal for the frequency of the executive compensation vote.		Issuer

Unvoted	For	4. Approval of GE's long-term Incentive Plan, amended.		Issuer

Unvoted	For	5. Approval of Senior Officer Performance Goals		Issuer

Unvoted	For	6. Ratification of the Independent Auditor		Issuer

Unvoted	Against	7. Report on lobbying activities		Shareholder

Unvoted	Against	8. Independent Board Chairman		Shareholder

Unvoted	Against	9. Adopt cumulative voting for director elections.		Shareholder

Unvoted	Against	10. Report on charitable contributions.		Shareholder

Pfizer Inc.	2/28/2017	7,000	717081103	PFE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 12 Nominees		Issuer

For	For	2. Ratification of the Independent Auditor		Issuer

Against	For	3. Proposal for approval of executive compensation.		Issuer

1-year	1-year	4. Proposal for the frequency of the executive compensation vote.		Issuer

Against	Against	5. Shareholder proposal regarding Holy Land Principles.		Shareholder

Against	Against	6. Shareholder proposal regarding shareholder meetings.		Shareholder

For	Against	7. Shareholder proposal regarding independent chair policy.		Shareholder

U.S. Bancorp	4/18/2017	5,000	902973304	USB

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 16 Nominees		Issuer

For	For	2. Ratification of the Independent Auditor		Issuer

Against	For	3. Proposal for approval of executive compensation.		Issuer

1-year	1-year	4. Proposal for the frequency of the executive compensation vote.		Issuer

For	Against	5. Requirement for Independent Board Chairman		Shareholder

Verizon Communications	5/4/2017	6,000	92343V104	VZ

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 12 Nominees		Issuer

For	For	2. Ratification of the Independent Auditor		Issuer

Against	For	3. Proposal for approval of executive compensation.		Issuer

1-year	1-year	4. Proposal for the frequency of the executive compensation vote.		Issuer

Against	Against	5. Approval of 2017 Long-term Incentive Plan		Shareholder

Against	Against	6. Human Rights Committee		Shareholder

Against	Against	7. Report on Greenhouse Gas Reduction Targets.		Shareholder

Against	Against	8. Special Shareowner Meetings		Shareholder

For	Against	9. Executive Compensation Clawback Policy		Shareholder

Against	Against	10. Stock Retention Policy		Shareholder

For	Against	11. Limit Matching Contributions for Executives		Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sims Total Return Fund, Inc.

By (Signature and Title)	/s/ Luke E. Sims, President and CEO

Date July 27, 2017